BUSINESS COMBINATION (Details) - Aishangdanke - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019
Business Combinations
Cash paid for settling payables	¥ 189,643
Agreed payment for acquisition	200,000
Agreed payment for acquisition, due upon closing	80,000
Agreed payment for acquisition, due within six months after closing	60,000
Agreed payment for acquisition, due within 12 months after closing	40,000
Agreed payment for acquisition, due within 24 months after closing	20,000
Fair value of noncontrolling interest	¥ 344
Remaining payment obligations due		¥ 107,000
Accrued expenses and other current liabilities
Business Combinations
Amount of outstanding consideration		128,002
Other non-current liabilities
Business Combinations
Amount of outstanding consideration		¥ 14,800